Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

Note 14 - SHAREHOLDERS’ EQUITY

The Company is authorized to issue 400,000,000 ordinary shares. 200,000,000 of the authorized shares have been designated as class A ordinary shares which confers upon the shareholder to right to one vote per share at a meeting of the shareholders of the Company or on any resolution of shareholders, equal share in any dividend paid by the Company, and an equal share in the distribution of the surplus assets of the Company on its liquidation. The remaining 200,000,000 authorized shares have been designated as class B ordinary shares which confers upon the shareholder to right to five votes per share at a meeting of the shareholders of the Company or on any resolution of shareholders. Shareholders of class B ordinary share in the Company shall not receive the right to any dividend paid by the Company or any distribution of the surplus assets of the Company in its liquidation.

On April 27, 2015, the Company issued 10,000 ordinary shares at $0.001 per share to its incorporator for a consideration of $10.

On December 28, 2016, a total of 8,100,000 class A shares were issued at $0.1 per share to eleven individuals and one company with cash proceeds of $380,000 received at the end of 2016 and the remaining cash proceeds of $430,000 received at the end of 2017.

On December 28, 2016, a total of 11,900,000 class A shares were issued at $0.099 per share to Firebull Holdings Limited, a related party of the Company, and four senior management members of the Company, Zhentao Jiang, Chengchun Zhang, Wenjie Tang and Yufeng Mi, with cash proceeds of $445,500 received at the end of 2016 and cash proceeds of $732,600 received at the end of 2017.

On December 28, 2016, a total of 11,900,000 class B shares were issued at $0.001 per share to Firebull Holdings Limited, a related party of the Company, and four senior management members of the Company, Zhentao Jiang, Chengchun Zhang, Wenjie Tang and Yufeng Mi, with cash proceeds of $4,500 received at the end of 2016 and cash proceeds of $7,400 received at the end of 2017.

As of December 31, 2017 and 2016, 20,010,000 shares of class A ordinary share and 11,900,000 shares of class B ordinary shares were issued and outstanding, respectively.